Fees Summary	Feb. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,397,040,000.00
Previously Paid Amount	0.00
Total Fee Amount	192,931.22
Total Offset Amount	0.00
Net Fee	192,931.22
Narrative - Max Aggregate Offering Price	$ 1,397,040,000.00
Final Prospectus	true